Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)	Predecessor [Member] (Deprecated 2019-01-31) Common Stock [Member]	Predecessor [Member] (Deprecated 2019-01-31) Additional Paid-in Capital [Member]	Predecessor [Member] (Deprecated 2019-01-31) AOCI Attributable to Parent [Member]	Predecessor [Member] (Deprecated 2019-01-31) Retained Earnings [Member]	Predecessor [Member] (Deprecated 2019-01-31)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Oct. 31, 2017											$ 19,155,545
Net income (loss)											28,381,842
Foreign currency translation adjustment									$ (1,797,116)		(1,797,116)
Balance at Oct. 31, 2018	$ 8,000	$ 18,724,000	$ 584,000	$ 26,704,000	$ 46,028,000						46,020,903
Stock-based compensation								$ 280,632			280,632
Balance at Dec. 31, 2017						$ 118	$ 575	5,316,974		$ (317,666)	5,000,001
Issuance of Class A common stock						70		7,116,430			7,116,500
Net income (loss)										(7,116,491)	(7,116,491)
Balance at Dec. 05, 2018	8,000	18,751,000	(90,000)	4,129,000	22,798,000	188	575	12,433,404		(7,434,157)	5,000,010
Balance at Oct. 31, 2018	8,000	18,724,000	584,000	26,704,000	46,028,000						46,020,903
Net income (loss)				(22,575,000)	(22,575,000)						(22,575,000)
Foreign currency translation adjustment			(674,000)		(674,000)
Balance at Dec. 05, 2018	$ 8,000	18,751,000	$ (90,000)	$ 4,129,000	22,798,000	188	575	12,433,404		(7,434,157)	5,000,010
Stock-based compensation		$ 27,000			$ 27,000
Redemption of Class A shares								(12,433,000)		(3,577,000)	(16,010,000)
Issuance of Class A common stock						1,000		96,900,000			96,901,000
Rollover of acquiree Class A common stock to Class A common stock as a result of the Business Combination						1,000		164,908,000			164,909,000
Conversion of Class B common stock to Class A common stock as a result of the Business Combination						1,000	$ (1,000)
Net income (loss)										(3,630,000)	(3,630,000)
Foreign currency translation adjustment									(557,000)		(557,000)
Balance at Jan. 31, 2019						$ 3,000		$ 261,808,000	$ (557,000)	$ (14,641,000)	$ 246,613,000